Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	MaloneBailey, LLP
Auditor Firm ID	206
Auditor Location	Houston, Texas
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Nano Labs Ltd and its subsidiaries (collectively, the “Company”) as of December 31, 2023 and 2024, and the related consolidated statements of operations and comprehensive income (loss), changes in shareholders’ equity (deficit), and cash flows for each of the years in the three-year period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.